Property and Equipment Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Abstract]
Depreciation of property and equipment	¥ 130,666,000	$ 20,504	¥ 74,551,000	¥ 13,010,000
Impairment			¥ 0	¥ 0
Accumulated impairment loss	¥ 12,352,000